Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets

	As of December 31,
	2015	2016	2016
	RMB	RMB	US$
	(In thousands)
Prepaid expenses	339,264	389,182	56,054
Advances to suppliers	1,953,717	922,621	132,885
Tax prepayments	3,074	52,500	7,562
Receivables from online payment agencies	318,528	409,912	59,040
Deposits	380,152	238,559	34,360
Purchased copyrights	432,730	593,301	85,453
Others	686,375	738,441	106,356

	4,113,840	3,344,516	481,710